Consolidated Statement of Operations (unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenue	$ 265,386	$ 142,331	$ 697,987	$ 287,453	$ 971,367	$ 316,450
Cost of Goods Sold	40,248	35,192	119,669	57,565	176,258	48,737
Gross Profit	225,138	107,139	578,318	229,888	795,109	267,713
Operating expenses:
Research and development	45,860	37,484	70,547	61,336	115,665	15,208
Depreciation and Amortization	82,590	52,348	164,166	101,753	209,973	56,801
General and administrative	839,407	1,823,019	1,894,380	2,784,290	4,987,120	1,919,174
Goodwill on Acquisition of Subsidiary (Negative)			(66,394)			58,027
Costs related to Aqcuisition of Subsidiary			18,285		110,032	154,203
Total Operating expenses	967,857	1,912,851	2,080,984	2,947,379	5,422,790	2,203,413
Operating loss	(742,719)	(1,805,712)	(1,502,666)	(2,717,491)	(4,627,681)	(1,935,700)
Other income (expense)
Other income (expense)	(23,336)	10,067	(15,219)	10,067	(23,718)	8
Interest expense, net	(31,679)	(39,613)	(63,279)	(63,534)	(127,142)	(45,882)
Total Other Income (expense)	(55,015)	(29,546)	(78,498)	(53,467)	(150,860)	(45,874)
Net Loss Before Taxes	(797,734)	(1,835,258)	(1,581,164)	(2,770,958)	(4,778,541)	(1,981,574)
Taxes						(2,248)
Net Loss	$ (797,734)	$ (1,835,258)	$ (1,581,164)	$ (2,770,958)	$ (4,778,541)	$ (1,983,822)
Loss Per Share
Basic and diluted	$ (0.001)	$ (0.002)	$ (0.002)	$ 0.004	$ (0.006)	$ (0.003)
Weighted Average Number of Shares Outstanding	849,074,677	780,845,969	841,103,645	753,940,244	780,096,806	663,168,900